American Century Investments®
Quarterly Portfolio Holdings
Non-U.S. Intrinsic Value Fund
August 31, 2022

Non-U.S. Intrinsic Value - Schedule of Investments
AUGUST 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.3%
Belgium — 1.8%
UCB SA	140,112	9,845,224
Brazil — 5.2%
Banco Bradesco SA	5,255,426	15,961,043
Banco do Brasil SA	1,653,500	13,275,929
		29,236,972
Canada — 4.7%
ERO Copper Corp.(1)	1,092,413	10,363,929
Linamar Corp.	337,310	15,946,684
		26,310,613
China — 12.8%
Alibaba Group Holding Ltd.(1)	1,401,200	16,717,074
Autohome, Inc., ADR	255,819	9,109,715
Baidu, Inc., Class A(1)	968,450	17,287,391
JD.com, Inc., Class A	341,114	10,798,006
Tencent Holdings Ltd.	421,900	17,437,442
		71,349,628
France — 13.2%
BNP Paribas SA	373,654	17,363,773
Eiffage SA	137,129	12,061,170
Publicis Groupe SA	321,413	15,693,086
Sanofi	251,736	20,579,369
Sanofi, ADR	196,978	8,082,007
		73,779,405
Germany — 12.6%
Bayerische Motoren Werke AG	392,981	28,954,311
Continental AG	301,519	17,359,754
Mercedes-Benz Group AG	432,900	24,270,837
		70,584,902
Italy — 2.3%
UniCredit SpA	1,329,101	13,006,434
Japan — 12.8%
Alfresa Holdings Corp.	44,566	533,297
Hazama Ando Corp.	375,600	2,329,438
Mitsubishi UFJ Financial Group, Inc.	1,977,900	10,253,329
Mizuho Financial Group, Inc.	942,300	10,789,688
SUMCO Corp.	812,400	11,026,601
Sumitomo Mitsui Financial Group, Inc.	348,100	10,499,831
Sumitomo Rubber Industries Ltd.	1,000,900	8,588,788
Takeda Pharmaceutical Co. Ltd.	503,800	13,925,056
Token Corp.	33,900	2,159,232
Yamazen Corp.	209,600	1,403,563
		71,508,823
Netherlands — 1.5%
Aegon NV	1,835,707	8,203,818
Russia(2)†
MMC Norilsk Nickel PJSC	76,933	—
South Korea — 1.6%
Hyundai Mobis Co. Ltd.	56,454	9,002,902

Spain — 3.4%
Banco Bilbao Vizcaya Argentaria SA	3,165,928	14,206,130
Indra Sistemas SA	595,633	4,683,090
		18,889,220
Sweden — 1.8%
Electrolux AB, B Shares	792,028	10,015,237
Switzerland — 2.1%
Novartis AG	147,232	11,909,305
United Kingdom — 21.5%
ASOS PLC(1)	516,444	4,154,916
AstraZeneca PLC, ADR	384,664	23,995,340
Barclays PLC	11,308,142	21,561,133
Capita PLC(1)	323,343	97,156
GSK PLC	1,279,285	20,449,387
Hikma Pharmaceuticals PLC	564,354	8,601,139
Standard Chartered PLC (London)	1,819,671	12,603,316
Taylor Wimpey PLC	11,315,110	14,195,195
WPP PLC	1,711,946	14,745,071
		120,402,653
TOTAL COMMON STOCKS (Cost $619,502,125)		544,045,136
EXCHANGE-TRADED FUNDS — 1.6%
iShares MSCI EAFE Value ETF (Cost $10,277,078)	213,032	9,006,993
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,349	6,349
Repurchase Agreements — 0.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 4.75%, 11/30/28 - 2/15/41, valued at $303,667), in a joint trading account at 2.18%, dated 8/31/22, due 9/1/22 (Delivery value $296,865)		296,847
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.625%, 8/15/30, valued at $1,509,659), at 2.23%, dated 8/31/22, due 9/1/22 (Delivery value $1,480,092)		1,480,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,783,196)		1,783,196
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $631,562,399)		554,835,325
OTHER ASSETS AND LIABILITIES — 0.8%		4,383,474
TOTAL NET ASSETS — 100.0%		$559,218,799

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	28.9%
Financials	26.5%
Health Care	21.1%
Communication Services	13.2%
Industrials	2.9%
Information Technology	2.8%
Materials	1.9%
Exchange-Traded Funds	1.6%
Short-Term Investments	0.3%
Other Assets and Liabilities	0.8%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security may be subject to resale, redemption or transferability restrictions.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	9,109,715	62,239,913	—
France	8,082,007	65,697,398	—
United Kingdom	23,995,340	96,407,313	—
Other Countries	—	278,513,450	—
Exchange-Traded Funds	9,006,993	—	—
Short-Term Investments	6,349	1,776,847	—
	50,200,404	504,634,921	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.